THE ADVISORS' INNER CIRCLE FUND

                            CAMBIAR OPPORTUNITY FUND
                       CAMBIAR INTERNATIONAL EQUITY FUND
                             CAMBIAR SMALL CAP FUND
                         CAMBIAR AGGRESSIVE VALUE FUND
                               CAMBIAR SMID FUND
                           CAMBIAR GLOBAL SELECT FUND

                       SUPPLEMENT DATED DECEMBER 19, 2014
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                      DATED SEPTEMBER 1, 2014 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective immediately, the last paragraph on page S-37 and the chart following such paragraph are hereby deleted and replaced with the following:

OTHER ACCOUNTS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows. None of the accounts listed below are subject to a performance based advisory fee. The information below is provided as of September 30, 2014.


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                                  REGISTERED INVESTMENT                 OTHER POOLED
                                       COMPANIES                     INVESTMENT VEHICLES              OTHER ACCOUNTS
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                                  NUMBER OF      TOTAL ASSETS       NUMBER OF  TOTAL ASSETS   NUMBER OF   TOTAL ASSETS
NAME                              ACCOUNTS       (IN MILLIONS)      ACCOUNTS   (IN MILLIONS)  ACCOUNTS    (IN MILLIONS)
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Anna (Ania) A. Aldrich               2             $892.11              0          $0           817         $5,730.62
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Brian M. Barish                      2             $892.11              0          $0           794         $5,685.99
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Andrew P. Baumbusch                  2             $892.11              0          $0           790         $5,672.73
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Timothy A. Beranek                   1             $385.02              0          $0           512         $3,547.07
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Jennifer M. Dunne                    0               $0                 0          $0           280         $2,138.42
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Todd Edwards                         0               $0                 0          $0           305         $2,183.55
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Maria L. Mendelsberg                 2             $892.11              0          $0           512         $3,547.07
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Alvaro Shiraishi                     0               $0                 0          $0           305         $2,183.55
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Jeffrey H. Susman                    2             $892.11              0          $0           512         $3,547.07
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              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 CMB-SK-023-0100